SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

EVERGREEN STATE MUNICIPAL BOND FUNDS AND

EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS

I.          Evergreen Intermediate Municipal Bond Fund, Evergreen Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund (each, a “Fund;” and together, the “Funds”)

               Effective November 1, 2009, Evergreen Intermediate Municipal Bond Fund is managed by Mathew M. Kiselak and Robert J. Miller; Evergreen Municipal Bond Fund is managed by Mathew M. Kiselak and Lyle J. Fitterer, CFA, CPA; and Evergreen Short-Intermediate Municipal Bond Fund is managed by Mathew M. Kiselak, James Randazzo and Lyle J. Fitterer, CFA, CPA. In accordance with these changes, the section entitled “PORTFOLIO MANAGERS” in each Fund’s Statement of Additional Information is revised to add the following information under the sub-headings indicated.

                Other Funds and Accounts Managed

Portfolio Manager		(Assets in thousands)
Lyle J. Fitterer, CFA, CPA*	Assets of registered investment companies managed	7
	Wells Fargo Managed Account CoreBuilder Shares Series M	$5,260
	Wells Fargo Advantage Intermediate Tax-Free Fund	$596,560
	Wells Fargo Advantage Minnesota Tax Free Fund	$183,806
	Wells Fargo Advantage Wisconsin Tax-Free Fund	$114,062
	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	$5,901,530
	Wells Fargo Advantage Short Term Municipal Bond Fund	$1,535,901
	Wells Fargo Advantage Municipal Bond Fund	$702,591
	TOTAL.................................................................................................................
	Those subject to performance fee...................................................................	0
	Number of other pooled investment vehicles managed...............................	1
	Assets of other pooled investment vehicles managed................................	$110,176
	Number of those subject to performance fee.................................................	0
	Assets of those subject to performance fee	$0
	Number of other accounts managed...............................................................	34
	Assets of other accounts managed.................................................................	$1,030,247
	Number of those subject to performance fee.................................................	0
	Assets of those subject to performance fee	$0

Robert J. Miller*	Assets of registered investment companies managed	3
	Wells Fargo Managed Account CoreBuilder Shares Series M	$5,260
	Wells Fargo Advantage Intermediate Tax-Free Fund	$596,560
	Wells Fargo Advantage Municipal Bond Fund	$702,591
	TOTAL.................................................................................................................
	Those subject to performance fee...................................................................	0
	Number of other pooled investment vehicles managed...............................	1
	Assets of other pooled investment vehicles managed................................	$110,176
	Number of those subject to performance fee.................................................	0
	Assets of those subject to performance fee	$0
	Number of other accounts managed...............................................................	17
	Assets of other accounts managed.................................................................	$162,400
	Number of those subject to performance fee.................................................	0
	Assets of those subject to performance fee	$0

*Information provided is as of August 31, 2009.

                Fund Holdings

Portfolio Manager	Fund(s)	Dollar Range of Holdings
Lyle J. Fitterer, CFA, CPA*	Evergreen Municipal Bond Fund	$0
	Evergreen Short-Intermediate Municipal Bond Fund	$0
	Evergreen Family of Funds	$0
Robert J. Miller*	Evergreen Intermediate Municipal Bond Fund	$0
	Evergreen Family of Funds	$0

*Information provided is as of August 31, 2009.

II.        Evergreen California Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund (each, a “Fund;” together, the “Funds”)

Effective November 1, 2009, Evergreen California Municpal Bond Fund is managed by Mathew M. Kiselak and Stephen Galiani, and Evergreen Pennsylvania Municipal Bond Fund is managed by Mathew M. Kiselak and Robert J. Miller. In accordance with these changes, the section entitled “PORTFOLIO MANAGERS” in the Funds’ Statement of Additional Information is revised to add the following information under the sub-headings indicated.

                Other Funds and Accounts Managed

Portfolio Manager		(Assets in thousands)
Stephen Galiani*	Assets of registered investment companies managed	3
	Wells Fargo Advantage California Limited-Term Tax-Free Fund	$133,550
	Wells Fargo Advantage Colorado Tax-Free Fund	$103,610
	Wells Fargo Advantage California Tax-Free Fund	$475,803
	TOTAL.................................................................................................................
	Those subject to performance fee...................................................................	0
	Number of other pooled investment vehicles managed...............................	4
	Assets of other pooled investment vehicles managed................................	$547231
	Number of those subject to performance fee.................................................	0
	Assets of those subject to performance fee	$0
	Number of other accounts managed...............................................................	16
	Assets of other accounts managed.................................................................	$357,364
	Number of those subject to performance fee.................................................	0
	Assets of those subject to performance fee	$0

Robert J. Miller*	Assets of registered investment companies managed	3
	Wells Fargo Managed Account CoreBuilder Shares Series M	$5,260
	Wells Fargo Advantage Intermediate Tax-Free Fund	$596,560
	Wells Fargo Advantage Municipal Bond Fund	$702,591
	TOTAL.................................................................................................................
	Those subject to performance fee...................................................................	0
	Number of other pooled investment vehicles managed...............................	1
	Assets of other pooled investment vehicles managed................................	$110,176
	Number of those subject to performance fee.................................................	0
	Assets of those subject to performance fee	$0
	Number of other accounts managed...............................................................	17
	Assets of other accounts managed.................................................................	$162,400
	Number of those subject to performance fee.................................................	0
	Assets of those subject to performance fee	$0

*Information provided is as of August 31, 2009.

Fund Holdings

Portfolio Manager	Fund(s)	Dollar Range of Holdings
Stephen Galliani*	Evergreen California Municpal Bond Fund	$0
	Evergreen Family of Funds	$0
Robert J. Miller*	Evergreen Pennsylvania Municipal Bond Fund Fund	$0
	Evergreen Family of Funds	$0

*Information provided is as of August 31, 2009.

III.       Evergreen North Carolina Municipal Bond Fund (the “Fund”)

Effective November 1, 2009, the Fund is managed by Mathew M. Kiselak and Robert J. Miller. In accordance with these changes, the section entitled “PORTFOLIO MANAGERS” in the Fund’s Statement of Additional Information is revised to add the following information under the sub-headings indicated.

                Other Funds and Accounts Managed

Portfolio Manager		(Assets in thousands)
Robert J. Miller*	Assets of registered investment companies managed	3
	Wells Fargo Managed Account CoreBuilder Shares Series M	$5,260
	Wells Fargo Advantage Intermediate Tax-Free Fund	$596,560
	Wells Fargo Advantage Municipal Bond Fund	$702,591
	TOTAL.................................................................................................................
	Those subject to performance fee...................................................................	0
	Number of other pooled investment vehicles managed...............................	1
	Assets of other pooled investment vehicles managed................................	$110,176
	Number of those subject to performance fee.................................................	0
	Assets of those subject to performance fee	$0
	Number of other accounts managed...............................................................	17
	Assets of other accounts managed.................................................................	$162,400
	Number of those subject to performance fee.................................................	0
	Assets of those subject to performance fee	$0

*Information provided is as of August 31, 2009.

Fund Holdings

Portfolio Manager	Fund(s)	Dollar Range of Holdings
Robert J. Miller*	Evergreen North Carolina Municipal Bond Fund	$0
	Evergreen Family of Funds	$0

*Information provided is as of August 31, 2009.

October 29, 2009                                                                                                                                                                   585537 (10/09)